                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                        SUPPLEMENT DATED APRIL 30, 2007
                                      TO
             PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and Class B contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

1. MET/AIM CAPITAL APPRECIATION PORTFOLIO (CLASS A)

After the close of business on April 27, 2007, we substituted the Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust for the AIM V.I. Capital Appreciation Fund (Series I) of AIM Variable Insurance Funds. The Met/AIM Capital Appreciation Portfolio has been added to the contract solely to receive account values transferred from the AIM V.I. Capital Appreciation Fund pursuant to the substitution. The Met/AIM Capital Appreciation Portfolio is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs). The information provided is for the year ended October 31, 2006./(1)/

Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust

a. Subadviser: AIM Capital Management, Inc.

b. Investment Objective: The Met/AIM Capital Appreciation Portfolio seeks capital appreciation.

c. Investment Portfolio Expenses (as a percentage of average daily net assets)

                 Management Fee/(2)/:.................... 0.77%
                 12b-1/Service Fee:...................... 0.00%
                 Other Expenses/(3)/:.................... 0.09%
                                                          ----
                 Total Annual Portfolio Expenses:........ 0.86%
                 Contractual Expense Subsidy or Deferral: 0.00%
                                                          ----
                 Net Total Annual Portfolio Expenses:.... 0.86%


--------------------------------------------------------------------------------
(1)The investment portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the investment portfolio's last fiscal year ended October 31, 2006.

(2)The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

(3)Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year. Other Expenses have also been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the investment portfolio for the entire fiscal year.

2. THE ANNUITY CONTRACT

In "THE ANNUITY CONTRACT" section of the prospectus, replace the paragraph immediately above the "Market Timing" heading with the following:

   As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."

                                                                SUPP-0407ACC5AB

3. PURCHASE

In the "Purchase Payments" section of the "PURCHASE" section of the prospectus, add the following after the last bullet item:

  . We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")
  . We will not accept purchase payments made with cash, money orders, or travelers checks.

4. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section of the prospectus, replace the section titled "Certain Payments We Receive with Regard to the Investment Portfolios" with the following:

   CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.

   Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.

   We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

   Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b- 1 Plan decrease the investment portfolio's investment return.

   We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

In the "Met Investors Series Trust (Class B or Class A, as noted)" section of the "INVESTMENT OPTIONS" section of the prospectus, replace the list of portfolios with the following:

 Lazard Mid-Cap Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 MFS(R) Research International Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio (Class A)
 Pioneer Strategic Income Portfolio (Class A)
 Van Kampen Comstock Portfolio
 Van Kampen Mid-Cap Growth Portfolio (formerly Lord Abbett Growth Opportunities
   Portfolio)

In the "Metropolitan Series Fund, Inc. (Class B or Class E, as noted)" section of the "INVESTMENT OPTIONS" section of the prospectus, add the following portfolio to the list of portfolios: Franklin Templeton Small Cap Growth Portfolio.

In the "Transfers - General" section of the "INVESTMENT OPTIONS" section of the prospectus, add the following to the end of the fourth bullet item:

   Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.

In the "Transfers - Market Timing" section of the "INVESTMENT OPTIONS" section of the prospectus, replace the second sentence of the second paragraph with the following two sentences:

   Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, the Templeton Growth Securities Fund, and the Lord Abbett Bond Debenture, MFS(R) Research International, Pioneer Strategic Income, Franklin Templeton Small Cap Growth, and Oppenheimer Global Equity Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios.

In the same "Market Timing" section, add the following after the third paragraph:

   AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

In the same "Market Timing" section, replace the third-to-last and second-to-last paragraphs with the following:

   The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.

   In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In the "Dollar Cost Averaging - Enhanced Dollar Cost Program (EDCA)" section of the "INVESTMENT OPTIONS" section of the prospectus, replace the second-to-last paragraph with the following:

   The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

5. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section of the prospectus, replace the paragraph above the "How to withdraw all or part of your account value" bullet items with the following:

   We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (i.e., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

In the Class B prospectus only, in "ACCESS TO YOUR MONEY" section, in the first paragraph of the "Systematic Withdrawal Program" section, add the following after the fourth sentence:

   If you purchase the optional GWB rider, you may also elect to receive payments under the Systematic Withdrawal Program on an annual basis.

6. APPENDIX A - DISCONTINUED INVESTMENT PORTFOLIOS

In the "Discontinued Investment Portfolios" section of Appendix A, add the following at the end of section (b) of the first paragraph:

   and Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007)

In the same "Discontinued Investment Portfolios" section, add the following before the last paragraph:

   Effective as of April 30, 2007, the following investment portfolios were merged: (a) approximately 65% of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Mid-Cap Value Portfolio (Class B) of the Met Investors Series Trust, and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; (b) the Pioneer Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid-Cap Portfolio (Class B) of the Met Investors Series Trust; and (c) the Met/Putnam Capital Opportunities Portfolio (Class
   B) of the Met Investors Series Trust merged into the Lazard Mid-Cap Portfolio (Class B) of the Met Investors Series Trust.

   Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM VI Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust.

7. APPENDIX B - PARTICIPATING INVESTMENT PORTFOLIOS

Replace APPENDIX B with the following:

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES (CLASS 2)

American Funds Insurance Series is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolio is available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes: Class 1, Class 2 and Class 3. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolio is available under the contract:

TEMPLETON GROWTH SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED)

Met Investors Series Trust is managed by Met Investors Advisory LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or Class A, as noted, portfolios are available under the contract:

LAZARD MID-CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID-CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

VAN KAMPEN MID-CAP GROWTH PORTFOLIO (formerly Lord Abbett Growth Opportunities Portfolio)

SUBADVISER: Morgan Stanley Investment Management, Inc. (formerly Lord, Abbett & Co. LLC)

INVESTMENT OBJECTIVE: The Van Kampen Mid-Cap Growth Portfolio seeks capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SUBADVISER: Capital Guardian Trust Company

INVESTMENT OBJECTIVE: The Capital Guardian U.S. Equity Portfolio seeks long-term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Franklin Templeton Small Cap Growth Portfolio seeks long-term capital growth.

MFS(R) TOTAL RETURN PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                         (800) 709-2811
Irvine, CA 92614